Other disclosures - (Tables)	6 Months Ended
Jun. 30, 2019
Other Disclosures [Abstract]
Summary of transactions and balances with equity accounted units

Income statement items	Six months to 30 June 2019 US$m	Six months to 30 June 2018 US$m
Purchases from equity accounted units	(529)	(551)
Sales to equity accounted units	141	310

Cash flow statement items
Dividends from equity accounted units	318	418
Net funding of equity accounted units	(12)	(3)

Balance sheet items	30 June 2019 US$m	31 December 2018 US$m
Investments in equity accounted units(a)	4,216	4,299
Loans to equity accounted units	40	38
Trade and other receivables: amounts due from equity accounted units	267	278
Trade and other payables: amounts due to equity accounted units	(223)	(223)

(a)	Investments in equity accounted units include quasi equity loans.